U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: American Funds Retirement Income Portfolio Series

File No. 333-203797 and No. 811-23053

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectuses and Statement of Additional Information since the electronic filing on October 30, 2015 of Registrant’s Post-Effective Amendment No. 1 under the Securities Act of 1933 and Amendment No. 4 under the Investment Company Act of 1940.

Sincerely,

STEVEN I. KOSZALKA